Personnel expenses	12 Months Ended
Dec. 31, 2022
Personnel expense
Personnel expenses

Note 5. Personnel expenses

Skr mn	2022	2021	2020
Salaries and remuneration to the Board of Directors and the CEO	-8	-8	-7
Salaries and remuneration to Senior Executives	-24	-25	-25
Salaries and remuneration to other employees	-201	-173	-168
Pensions	-72	-66	-64
Social insurance	-78	-70	-68
Other personnel expenses	-19	-17	-15
Total personnel expenses	-402	-359	-347

The combined total of the remuneration excluding benefits to senior executives, excluding the CEO of the Parent Company, amounted to Skr 23 million (2021: Skr 25 million). Of the remuneration to senior executives, Skr 24 million (2021: Skr 25 million) is pensionable. Of the remuneration to the CEO of the Parent Company, Skr 5 million (2021: Skr 5 million) is pensionable. For all employees, excluding the CEO, SEK follows collective agreements between the Banking Institution Employers’ Organization (BAO) and trade unions. The salary ratio of CEO to median employee is 8.75 (2021: 8.75). The percentage increase of the salary ratio of CEO to median employee is 0.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2022	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lennart Jacobsen[4], from March 24, 2022	-470	—	—	—	-470
Lars Linder-Aronson, resigned March 24, 2022	-154	—	—	—	-154
Other members of the Board of Directors:		—	—	—
Lennart Jacobsen[4],	-79	—	—	—	-79
Anna Brandt[5]	—	—	—	—	—
Reinhold Geijer	-348	—	—	—	-348
Eva Nilsagård	-335	—	—	—	-335
Hans Larsson, resigned March 24, 2022	-85	—	—	—	-85
Hanna Lagercrantz[5]	—	—	—	—	—
Håkan Berg, from March 24, 2022	-276	—	—	—	-276
Paula da Silva, from March 24, 2022	-266	—	—	—	-266
Katarina Ljungqvist, from March 24, 2022	-266	—	—	—	-266
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-5,434	-19	-1,668	-7,121
Per Åkerlind, Deputy Chief Executive Officer, resigned June 30, 2022	—	-1,772	-17	-652	-2,441
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,802	-34	-668	-2,504
Andreas Ericson, Head of International Finance, resigned March 31, 2022	—	-509	-9	-175	-693
Pontus Davidsson, Head of International Finance, from September 8, 2022	—	-981	-5	-196	-1,182
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,018	-17	-608	-3,643
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,465	-37	-604	-3,106
Jens Hedar, Head of Client Relationship Management	—	-2,454	-18	-803	-3,275
Peter Svensén, Chief Risk Officer (CRO), resigned December 11, 2022	—	-2,525	-30	-593	-3,148
Anna-Lena Söderlund, Chief Risk Officer (CRO), from December 12, 2022	—	-89	-1	-38	-128
Sirpa Rusanen, Chief Human Resources Officer (CHRO), resigned September 15, 2022	—	-1,254	-17	-479	-1,750
Jenny Lilja Lagercrantz, Chief Human Resources Officer (CHRO), from September 16, 2022	—	-613	-4	-169	-786
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,532	-28	-839	-3,399
Maria Simonson, Chief Sustainability Officer (CSO), from April 1, 2022	—	-1,575	-12	-433	-2,020
Madeleine Widaeus, Chief Information Officer (CIO), resigned January 31, 2022	—	-144	-1	-54	-199
Pia Melke, Chief Information Officer (CIO), from February 1, 2022, resigned April 30, 2022	—	-310	-3	-93	-406
Tomas Nygård, Chief Information Officer (CIO), from May 1, 2022	—	-1,272	-11	-348	-1,631
Total	-2,279	-28,749	-263	-8,420	-39,711
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Lennart Jacobsen was a member of the Board until March 23, 2022 and Chairman from March 24, 2022.
5	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
6	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2021	committee	Fixed		Other
Skr thousand	fee	remuneration[1]		benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-609	—		—	—	-609
Other members of the Board of Directors:
Lennart Jacobsen, from March 24, 2021	-238	—		—	—	-238
Anna Brandt[4]	—	—		—	—	—
Reinhold Geijer	-318	—		—	—	-318
Eva Nilsagård	-334	—		—	—	-334
Hans Larsson	-334	—		—	—	-334
Hanna Lagercrantz[4]	—	—		—	—	—
Cecilia Ardström, resigned March 24, 2021	-83	—		—	—	-83
Ulla Nilsson, resigned March 24, 2021	-84	—		—	—	-84
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5], resigned July 15, 2021	—	-3,130		-15	-896	-4,041
Magnus Montan, Chief Executive Officer (CEO)[5], from July 16, 2021	—	-2,459	[6]	-8	-837	-3,304
Per Åkerlind, Deputy Chief Executive Officer	—	-3,544		-20	-1,266	-4,830
Karl Johan Bernerfalk, General Counsel, Head of Legal and Sustainability Analysis	—	-1,643		-35	-574	-2,252
Andreas Ericson, Head of International Finance	—	-2,020		-34	-646	-2,700
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,007		-16	-532	-3,555
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,459		-30	-529	-3,018
Jens Hedar, Head of Client Relationship Management	—	-2,485		-17	-721	-3,223
Petra Könberg, Head of Marketing and Communications, resigned November 30, 2021	—	-1,219		-31	-427	-1,677
Peter Svensén, Chief Risk Officer (CRO)	—	-2,624		-26	-555	-3,205
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,749		-24	-687	-2,460
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,552		-16	-804	-3,372
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,749		-16	-520	-2,285
Total	-2,000	-30,640		-288	-8,994	-41,922
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson and the current CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of their respective fixed salary.
6	Employed since June 1, 2021.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2020	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-588	—	—	—	-588
Other members of the Board of Directors:
Cecilia Ardström	-322	—	—	—	-322
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-288	—	—	—	-288
Eva Nilsagård	-297	—	—	—	-297
Ulla Nilsson	-322	—	—	—	-322
Hans Larsson	-302	—	—	—	-302
Hanna Lagercrantz[4],	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,234	-33	-1,536	-6,803
Per Åkerlind, Deputy Chief Executive Officer and Head of Strategic Partnerships and Relations	—	-3,527	-31	-1,257	-4,815
Karl Johan Bernerfalk, General Counsel, Head of Legal	—	-1,576	-31	-552	-2,159
Andreas Ericson, Head of Mid Corporates	—	-2,024	-32	-631	-2,687
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,964	-18	-515	-3,497
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,389	-18	-524	-2,931
Jens Hedar, Head of Large Corporates	—	-2,316	-18	-635	-2,969
Petra Könberg, Head of Marketing and Communications	—	-1,286	-34	-428	-1,748
Peter Svensén, Chief Risk Officer (CRO)	—	-2,597	-26	-569	-3,192
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,719	-22	-675	-2,416
Susanna Rystedt, Head of Business Development, Business Support and Transformation	—	-2,501	-16	-788	-3,305
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,671	-16	-493	-2,180
Total	-2,119	-29,804	-295	-8,603	-40,821
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Total Expenditure on Remuneration

Finansinspektionens (the Swedish FSA’s) regulations (FFFS 2011:1) regarding remuneration structures in credit institutions, investment firms and fund management companies licensed to conduct discretionary portfolio management apply to SEK. Moreover, SEK applies the government’s ownership policy and guidelines on terms of employment for senior executives at state-owned companies 2020. In accordance with these regulations, SEK’s Board has prepared a proposal for a set of guidelines for the remuneration of senior executives at SEK, which was adopted at the 2021 Annual General Meeting. The guidelines stipulate that salary and remuneration to the senior executives of SEK should be fair and reasonable. They should also be competitive, capped and appropriate as well as contribute to good ethical principles and corporate culture. Remuneration should not be higher than at comparable companies, and should be reasonable. Remuneration to senior executives consists of fixed salary, severance pay, pension benefits and other benefits.

SEK’s remuneration system is designed to promote sound and effective risk management and restrict excessive risk-taking. Remuneration to employees is mainly determined at fixed amounts.

SEK’s Board of Directors’ Remuneration Committee (the “Remuneration Committee”) prepares proposals for decision by the Board relating to remuneration policy for the Company, on total remuneration for the CEO, for other members of the executive management team, for the Head of Compliance, and for other employees reporting directly to the CEO, as well as on the terms and conditions for and the outcome of the Company’s variable remuneration system. The Remuneration Committee also prepares and handles overall issues relating to remuneration (salaries, pension and other benefits), measures aimed at applying SEK’s remuneration policy, and issues relating to succession planning. Further, the Remuneration Committee prepares overall instructions for remuneration issues that it deems necessary. The Remuneration Committee also ensures that the relevant oversight department, together with the Remuneration Committee, annually reviews and evaluates the Company’s remuneration systems and also reviews whether such systems comply with the Company’s remuneration policy and relevant instructions regarding remuneration. The outcome is presented to the Board in a separate report on the same day as the annual report is submitted. The Remuneration Committee met three times in 2022.

The Company only has one variable remuneration system, individual variable compensation (“IRE”). Within this system, permanent staff who have customer or business responsibility, but are not members of senior management, are offered the opportunity to receive individual variable remuneration. IRE has been around since 2017 and should be evaluated on a yearly basis. The result of the evaluations shall be reported to the Remuneration Committee.

The IRE system is discretionary in nature, in that all outcomes are subject to deferred payment and the Board takes all decisions regarding results and payments. Before an individual receives any IRE payment, the payment is subject to testing at three different levels: the Company level, the Department level and the Individual level. The test at the Company level is the basis for any IRE outcome. The outcome at the Company level is conditional on the actual return exceeding a predetermined target. If appropriate, actual return is adjusted for the impact of non-operational items and unexpectedly high risk-taking. Of the profit that corresponds to any excess return, a percentage accrues to the IRE at the Company level. The outcome at the Company level is capped at a maximum of two months’ salary, calculated on the basis of all Company employees entitled to IRE. In the case of a positive outcome at the Company level, the next step is to test at the Department level. This test assesses the outcome at the Department level in relation to the department’s quantitative targets. If the targets have not been reached, the outcome at the Company level is reduced for all members of the department. The remainder after this test comprises the outcome at the Department level, which is capped at a maximum of two months’ salary, calculated on the basis of all department’s employees entitled to IRE. The final test is at the Individual level. This test assesses the behavior and performance of individuals. For each individual, the outcome following the test at the Individual level is subject to a floor of zero and a ceiling of the lower amount corresponding to 1.5 times the outcome at the main function level or an amount corresponding to EUR 50,000. Accordingly, the maximum outcome for any individual is three months’ salary or an amount corresponding to EUR 50,000. The total outcome for all employees encompassed by IRE in a department must be within the outcome at the Department level. The Company pays payroll taxes on any IRE paid.

SEK’s remuneration policy is designed in such a way that the Company may decide that remuneration that is subject to deferred disbursement may be withheld, in part or full, if it subsequently transpires that the performance criteria have not been fulfilled or if the employee has breached certain internal rules. The same applies if disbursement would not be justifiable by the Company’s financial situation. Moreover, the outcome may also be adjusted if credit losses, or recoveries of credit losses, have occurred after the relevant income year, but are deemed to be attributable to that year.

For all employees subject to IRE, the disbursement plan states that 40 percent of the outcome will be disbursed in the year following the income year to which the remuneration relates, and 20 percent will be disbursed in each of the three subsequent years.

As part of its strategic analysis and planning, the Company undertakes an annual process for internal capital and liquidity assessment. As part of this assessment, an analysis is conducted with the aim of identifying employees, whose work duties have a material impact on SEK’s risk profile, including risks related to the Company’s remuneration policy and remuneration system. The outcome of this analysis is taken into account when designing the remuneration systems in order to promote sound and efficient risk management and to restrict excessive risk-taking. No employees receive remuneration of EUR 1 million or more per fiscal year. No new agreements containing variable remunerations have been established during the year.

The CEO’s, Magnus Montan, terms of employment comply with the Guidelines for Terms of Employment for Senior Executives in State-owned Companies 2020.

SEK pays an old-age and survivors’ pension amounting to 30 percent of the CEO’s pensionable salary. The retirement age for the CEO is 65.

For the CEO, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance corresponding to those applicable under the pension plan between the Swedish Banking Institutions and the Financial Sector Union of Sweden (“BTP”) as well as private healthcare insurance under Skandia and travel insurance. Other benefits payable to the CEO include per diem allowances. The CEO is entitled to six months’ notice prior to termination initiated by SEK and severance pay corresponding to 12 months’ salary. A deduction is made for any income arising from new employment.

The retirement age is 65 for all senior executives. The pension terms, conditions for termination of employment and other terms of employment for the senior executives follow the current Guidelines for Terms of Employment for Senior Executives in State-owned Companies 2020, where the BTP plan is included as an approved, collectively bargained, defined-benefit and defined-contribution pension plan. Since the 2017 Annual General Meeting, the new guidelines apply when appointing new senior executives at SEK. Pension provisions for senior executives in SEK are limited to 30 percent of pensionable income for retirement and survivors’ pension. Due to SEK’s implementation of a defined-benefit pension plan, the BTP plan, resulting from a collective agreement between the BAO and the Financial Sector Union of Sweden, covering employees in the banking and finance industries, the contribution for retirement and survivors’ pension can exceed 30 percent. In 2021, parties to the Banking Institutions Employers’ Organization (BAO) agreement area agreed to strengthen the provision for occupational pensions under the BTP plan. The expanded provision means that the employer will make an additional contribution of 2 percent to the occupational pension. This is enabled by exchanging a holiday pay supplement of 1.45 percent for a higher pension premium. SEK began to apply the enhanced pension on January 1, 2022.

For the senior executives, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance arising out of applicable collective agreements as well as travel insurance and private health insurance. Other benefits offered by the employer include per diem allowances and household services.

Pensions

The employees of SEK have a collectively bargained pension plan through the BTP plan, which is the most significant pension plan for salaried bank employees in Sweden. The BTP plan is funded by means of insurance with the insurance companies SPP and SEB.

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2022	2021	2020
Service cost	-5	-7	-5
Regulation of pension obligations	0	0	0
Interest cost, net	-1	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-6	-8	-6
Pension cost for defined contribution pension cost incl. payroll tax	-66	-58	-58
Pension cost recognized in personnel costs	-72	-66	-64

Actuarial gains (+) and losses (-) on defined benefit obligation during period	92	23	-2
Return above expected return, gains (+) and losses (-) on plan assets	-28	1	3
Change in the effect of the asset ceiling excluding interest	-21	—	—
Revaluation of defined benefit plans	43	24	1

Net value of defined benefit pension obligations

Skr mn	2022	2021	2020
Defined benefit obligations	167	258	277
Plan assets	-180	-201	-195
Restriction due to the asset ceiling	21	—	—
Provision for pensions, net obligation[1]	8	57	82
1	See Note 21.

Development of defined benefit obligations

Skr mn	2022	2021	2020
Defined benefit obligation, opening balance	258	277	272
Service cost	5	7	6
Interest cost	4	3	5
Pension Payments incl. special payroll tax	-8	-7	-9
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	—	-2	—
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	-98	-24	12
Actuarial gains (-) and losses (+), effect due to experience based outcome	6	4	-9
Defined benefit obligation, closing balance	167	258	277

Development of plan assets related to defined benefit obligation

Skr mn	2022	2021	2020
Fair value of plan assets, opening balance	201	195	189
Expected return on plan assets	4	2	3
Contributions by the employer[1]	10	9	7
Benefits paid[2]	-7	-6	-8
Return on plan assets excluding interest income	-28	1	4
Fair value of plan assets, closing balance	180	201	195
1	Expected contribution from the employer in the following year is Skr 6 million (2021: Skr 6 million), excluding payroll tax.
2	Expected compensation paid in the following year is Skr 8 million (2021: Skr 7 million).

Distribution of plan assets related to defined benefit obligation

Skr mn	2022	2021	2020
Domestic equity investments	4	4	4
Foreign equity investments	22	24	23
Domestic government bonds	29	34	41
Domestic corporate bonds	9	12	18
Mortgage bonds	39	57	53
Other Investments	48	44	33
Properties	29	26	23
Total plan assets	180	201	195

Principal actuarial assumptions used end of year

Percent	2022	2021	2020
Discount rate	4.0	1.8	1.25
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	1.8
Expected lifetime	DUS21	DUS21	DUS14
Expected turnover	5.0	5.0	5.0

Sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Skr mn	2022	2021	2020	2022	2021	2020
Discount rate	-1%	-1%	-1%	+1%	+1%	+1%
Defined benefit obligation	227	329	358	151	206	218
Service cost	4	7	9	3	4	5
Interest cost	6	2	1	7	6	5

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	193	270	291	176	245	264
Service cost	3	5	7	3	5	7
Interest cost	7	5	4	6	4	3

Net reconciliation of pension liabilities

Skr mn	2022	2021	2020
Pension liabilities, opening balance	57	82	83
Net periodic pension cost	6	8	8
Contributions by the employer	-10	-8	-7
Net pension payments	-2	-1	-1
Revaluations recognized in other comprehensive income	-43	-24	-1
Pension liabilities, closing balance	8	57	82

Net interest is calculated using the discount rate of pension obligations, based on the net surplus or net deficit in the defined benefit plan.

Pension expense in 2022 for defined benefit pensions amounts to Skr 6 million (2021: Skr 8 million).

As of December 31, 2022, the expected weighted average remaining service time for active employees was 11.68 years (2021: 12.80 years), the expected weighted average duration for the present value was 15.75 years (2021: 19.03 years) and the average salary for active employees was Skr 0.9 million (2021: Skr 0.9 million).

Discount rate

The discount rate is based on the estimated interest curve of Swedish mortgage bonds, as this market is regarded as liquid enough to be used for this purpose. The discount rate is based on market expectations at the end of the accounting period, using bonds with the same duration as the pension liability.

Expected early retirement

According to the transitional rule for § 8 in the BTP-plan, the calculation includes the assumption that 20 percent of the employees use the possibility for early retirement. The earliest retirement age is 61 for employees born 1956 or earlier. Employees born 1967 or later have no right to retire before age 65.

Expected return on plan assets

Expected return on plan assets is equal to the discount rate as regulated in IAS 19.

Expected salary increase

The assumption of salary increase is based on SEK’s assessment of the long-term salary increase rate in SEK.

Expected inflation

The expected inflation is in line with Swedish inflation-linked bonds.

Expected employee turnover

Expected employee turnover is based on SEK’s assessment of the long-term expected Company staff attrition during one year.

Average number of employees

	2022	2021	2020
Women	132	127	123
Men	134	129	125
Total average number of employees	266	256	248

Employees at year-end[1]

Number	2022	2021	2020
Women	137	132	125
Men	146	132	128
Total employees[2]	283	264	253
of which full-time employees	267	259	247
allocation of women/men	48/52	49/51	49/51
of which part-time employees	5	5	6
allocation of women/men	80/20	80/20	83/17
of which permanent employees	281	263	253
allocation of women/men	48/52	50/50	49/51
of which temporary employees	2	1	0
allocation of women/men	50/50	0/100	0/0
of which hourly employees[3]	11	—	—
allocation of women/men	55/45	—	—
of which managers	31	33	31
of which non-management	252	231	222
1	Information collected from the HR system.
2	In addition to its employees, SEK had 72 consultants (2021: 73 consultants) engaged at year-end 2022, of which the majority work with IT-related projects.
3	Hourly employees were excluded in previous years.

Employees by age distribution

Number	2022	2021	2020
Total employees	283	264	253
of which under the age of 30 years	9%	4%	5%
of which between ages 30 and 50 years	45%	50%	48%
of which over the age of 50 years	46%	46%	47%

Employee turnover

Number	2022	2021	2020
Employees who left employment	38	20	16
of which women	19	7	8
of which men	19	13	8
of which under the age of 30 years	2	1	0
of which between 30 and 50 years	19	9	12
of which over 50 years	17	10	4

Health

Percent	2022	2021	2020
Absence due to sickness[1]	2.9	3.5	2.1
1	Number of hours of absence due to sickness in relation to scheduled working hours.

Equality and diversity

	2022	2021	2020
Allocation of women/men on the Board of Directors	63/37	43/57	62/38
Allocation of women/men in SEK’s executive management	45/55	36/64	50/50
Allocation of women/men in management positions	52/48	45/55	48/52
Allocation of women/men at SEK in total	48/52	50/50	49/51